Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue
Total revenues	¥ 87,487,510	$ 12,510,547	¥ 65,731,559	¥ 55,617,933
Point in time
Revenue
Total revenues	82,615,445		62,271,688	52,943,443
Over time
Revenue
Total revenues	4,872,065		3,459,871	2,674,490
Vehicle sales
Revenue
Total revenues	76,883,876	$ 10,994,248	58,234,086	49,257,270
Parts, accessories and after-sales vehicle services
Revenue
Total revenues	4,174,135		3,324,321	2,337,490
Provision of power solution
Revenue
Total revenues	2,464,441		2,100,553	1,666,346
Others
Revenue
Total revenues	¥ 3,965,058		¥ 2,072,599	¥ 2,356,827